Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
a) Incorporation of Inter Mortgage Holding, Inc
On January 9, 2023, Inter Mortgage Holding, Inc. was incorporated, a wholly-owned subsidiary of Inter US Holding LLC, in Delaware/USA. It is a non-operating holding company, with no assets, liabilities or contingencies.
b) Change in corporate name to “Inter US Holding, LLC”
On January 12, 2023, the change in corporate name of NEW LA BI LLC to Inter US Holding, LLC was approved.
c) Acquisition of subsidiary “YellowFi Mortgage LLC”
On January 24, 2023, through the holding company “Inter Mortgage Holding, Inc” the Group acquired a 100% interest in YellowFi Mortgage LLC and YellowFi Management LLC, consisting in 100,000 units in each company. The amount paid for the acquisition of YellowFi Mortgage LLC and YellowFi Management LLC was $450,000, partially settled in cash and partially settled in shares of the Company.
YellowFi is a mortgage company based in the United States with operations in Florida, Georgia and Colorado, which provides credit focused on the real estate market. The company has licenses to operate in these three states and obtains funding from investors. The company’s business is focused on mortgage origination and distribution and will enable the Group to expand other loan portfolios in the US, providing Inter & Co’s customers with a broader range of financial services.
d) Share based payments
On January 4, 2023, the Extraordinary General Meeting of Inter & Co, Inc. was held, in which the migration of Plan 4 and Programs 1, 2 and 3 under Plan 4 was approved, with the consequent assumption by Inter & Co of Banco Inter S.A.'s obligations under Plan 4 and the respective programs. As a result of the corporate reorganization, each 2 Units of Banco Inter S.A., each composed of 1 common share and 2 preferred shares of Banco Inter S.A. now correspond to 1 Class A Share of Inter & Co, so that the number of options held by each beneficiary changed proportionally. Thus, for every 6 options to purchase common or preferred shares of Banco Inter S.A., the beneficiary will have 1 option to purchase a Class A Share of Inter & Co. Likewise, for every 2 options to purchase units of Banco Inter S.A., the beneficiary will have 1 option to purchase a Class A Share of Inter & Co. Furthermore, the repricing of the exercise price of the options granted in the scope of Program 3 of Plan 4, which have not yet been exercised, was approved, changing the exercise price to R$15.50.
The effects of the migration of Plan 4 are presented below as of January 4, 2023:

Plan	Qty employees	Remaining number of shares exercisable	Number of exercisable options	Remaining period to vest (in years)	Remaining contractual life (in years)
4 (1)	27	813,594	135,599	0.1	2.1
4 (2)	70	16,975,350	2,829,225	3	5.0
4 (3)	83	17,031,000	2,838,500	4	6.0
Total		34,819,944
e) Cancellation of corporate “Inter US Holding, LLC”
On March 22, 2023, the company Inter US Holding was extinguished. Its sole investee (Inter Holding Financeira S.A.) is now directly controlled by Inter & Co.